CONSOLIDATED FINANCIAL STATEMENT DETAILS - Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Inventories:
Ore in stockpiles	$ 300.3	$ 299.9
Ore on leach pads	384.7	375.0
In-process	99.2	113.5
Finished metal	52.3	50.5
Materials and supplies	520.6	540.7
Inventories, subtotal	1,357.1	1,379.6
Long-term portion of ore in stockpiles and ore on leach pads	(303.3)	(327.6)
Total inventories	$ 1,053.8	$ 1,052.0